FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2023, is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risk in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(132)	(69)	1,457	77	162
Short term deposit	(251)	(131)	2,758	145	306
Other receivables	(31)	(16)	344	18	38
Trade payables	243	127	(2,670)	(141)	(297)
Other payables	169	89	(1,853)	(98)	(207)
Total NIS-linked balances	(2)	0	36	1	2
Euro-linked trade payables	(117)	(61)	(1,283)	67	142
Total	(119)	(61)	(1,247)	68	144

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(416)	(218)	4,573	241	508
Other receivables	(66)	(34)	721	38	80
Trade payables	38	20	(416)	(22)	(46)
Other payables	114	60	(1,257)	(66)	(140)
Total NIS-linked balances	(330)	(172)	3,621	191	402
Euro-linked trade payables	(144)	(76)	(1,590)	84	177
Total	(474)	(248)	2,031	275	579

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

Set forth below is information on the linkage of monetary items:

	December 31, 2022			December 31, 2023
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	5,685	4,573	329	2,768	1,457	30
Short term bank deposits	40,495	-	-	35,981	2,758	-
Other receivables	-	721	-	480	350	-
	46,180	5,294	329	39,229	4,565	30
Liabilities:
Current liabilities:
Current maturities of long-term loans	1,542	-	-	3,145	-	-
Accounts payable and accruals:
Trade	4,359	416	2,191	6,663	2,670	1,536
Other	487	1,257	-	1,500	1,853	-
Non-current liabilities
Long-term loans, net of current maturities	8,626	-	-	6,628	-	-
	15,014	1,673	2,191	17,936	4,523	1,536
Net balance	31,166	3,621	(1,862)	21,293	42	(1,506)

2)	Fair value of financial instruments

As of December 31, 2023, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items, deposits, and current and long-term loans), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a non-current financial liability, see Note 12c. With regard to long-term loans, see Note 11.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits trade receivables, and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2022, and 2023 were deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2022	2023
	in USD thousands
Assets:
Cash and cash equivalents	10,587	4,255
Short-term bank deposits	40,495	38,739
Trade receivables	-	358
Other receivables	721	830
Total	51,803	44,182

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and seeks to maintain the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating revenues from a number of out-licensing transactions, and has recently launched commercialization of its lead program, motixafortide, in the last quarter of 2023, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into 2025. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions and/or raise additional funding. See also Note 1c regarding the material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

d.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk, in its assessment of fair value. The fair value of the financial instruments included in the working capital of the Company, as well as the long-term loan, is usually identical or close to their carrying value. The fair value of the warrants is based on Level 3 measurements.

The fair value of the warrants, calculated based on the Black-Scholes model, was $11,932,000 as of December 31, 2023.

For more information on the parameters used to value the warrants, see Note 12c.

e.	Changes in financial liabilities with cash flows included in financing activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2021	5,832	10,218	16,050
Changes during the year 2021:
Principal and interest payments	(3,814)	-	(3,814)
Share premium resulting from exercise of warrants		(10,295)	(10,295)
Amounts recognized through profit and loss	739	1,936	2,675
Balance as of December 31, 2021	2,757	1,859	4,616
Changes during the year 2022:
Net proceeds	9,126	9,075	18,201
Principal and interest payments	(3,177)	-	(3,177)
Amounts recognized through profit and loss	1,462	(6,425)	(4,963)
Balance as of December 31, 2022	10,168	4,509	14,677
Changes during the year 2023:
Principal payments or received	(1,543)	-	(1,543)
Amounts recognized through profit and loss	1,148	11,054	12,202
Share premium resulting from exercise of warrants	-	(3,631)	(3,631)
Balance as of December 31, 2023	9,773	11,932	21,705

f.	Fair value measurement of warrants using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended December 31, 2021, 2022 and 2023:

Warrants
in USD thousands
Balance as of January 1, 2021	10,218
Changes during 2021:
Exercises	(10,295)
Changes in fair value through profit and loss	1,936
Balance as of December 31, 2021	1,859
Changes during 2022:
Issuances	9,075
Changes in fair value through profit and loss	(6,425)
Balance as of December 31, 2022	4,509
Changes during 2023:
Exercises	(3,631)
Changes in fair value through profit and loss	11,054
Balance as of December 31, 2023	11,932